TAXES BASED ON INCOME (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Current:
U.S. federal tax	$ (12.4)	$ 0.6	$ (39.2)
State taxes	(1.9)	(1.0)	(6.9)
International taxes	101.6	79.2	87.7
Total	87.3	78.8	41.6
Deferred:
U.S. federal tax	8.7	(9.9)	(14.4)
State taxes	(9.3)	(1.4)	7.5
International taxes	(0.3)	11.0	(37.5)
Total	(0.9)	(0.3)	(44.4)
Provision for (benefit from) income taxes	$ 86.4	$ 78.5	$ (2.8)